DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares - GBP (£) £ in Millions	2 Months Ended	12 Months Ended
	Mar. 11, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	£ 1,000
Interim dividend
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Interim dividends		£ 0	£ 4,100	£ 11,022